SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2025
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

2.SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The accompanying consolidated financial statements are presented in Japanese yen, the currency of the country in which the Company is incorporated and principally operates. The accompanying consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) and include the accounts of the Company and its subsidiaries.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Lead Real Estate, its wholly owned subsidiaries, and the Company’s consolidated variable interest entities (“VIEs”) as described in the Organization and Description of the Business above. All intercompany accounts and transactions have been eliminated in consolidation. Investments in companies over which the Company has significant influence, but not control, are accounted for by the equity method. The Company evaluates its investments and other significant relationships to determine whether any investee is a VIE. If the Company concludes that an investee is a VIE, the Company evaluates its power to direct the activities of the investees, its obligation to absorb the expected losses of the investee, and its right to receive the expected residual returns of the investee to determine whether the Company is the primary beneficiary of the investee. If the Company is the primary beneficiary of a VIE, the Company consolidates such entity and reflects the noncontrolling interest of other beneficiaries of that entity. Refer to “Note 10. VARIABLE INTEREST ENTITIES” for more information.

Use of Estimates

The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates, and these differences could have a significant impact on the financial statements.

Revenue Recognition

The Company recognizes revenue when it transfers promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company applies a five-step model that requires entities to exercise judgment when considering the terms of the contract(s), which include (i) identifying the contract(s) with the customer, (ii) identifying the separate performance obligations in the contract, (iii) determining the transaction price, (vi) allocating the transaction price to the separate performance obligations, and (v) recognizing revenue when each performance obligation is satisfied.

Real Estate Sales

The Company’s primary source of revenue is the development and sale of luxury single-family homes and condominiums, including land, in its principal market, Japan. Transactions are conducted through two types of contracts, land sales contract (the “Land Sales Contract”) and construction contract (the “Construction Contract”), which demarcate two distinct performance obligations, delivering a land parcel and delivering the completed building, respectively. The contracts are considered two distinct performance obligations as the customer can benefit from both land and building on its own and the Company’s promise to transfer the land and building to the customer is separately identifiable from each other.

The Land Sales Contract outlines the terms and conditions of the land sale, while the Construction Contract summarizes the terms of the construction which the Company is to perform for the customer. When entering into a new build-to-suit transaction, the Land Sales Contract and the Construction Contract are executed concurrently. Under the Land Sales Contract, the Company bills the customer (i) upon the execution of the contract and (ii) when control of the land is transferred to the customer upon payments made by the customers on the closing date. Under the Construction Contract, the Company bills the customer (i) upon the execution of the contract and (ii) upon the transfer of a completed building to the customer on a closing date, and the customer generally pays within the same day of each billing. The Company records receivables under its Construction Contracts for construction projects for which revenue is recognized over time. The deposit made by the customer at the time of contract execution varies by contract and is generally either a fixed percentage of the aggregate sale price or a flat fee. Advances received are recorded as contract liabilities.

The Company sells the land based on market price plus a markup and sets the selling price per building based on cost plus margin.

The Company has the following four types of revenue streams from real estate sales:

Type I.	Sale of land separately
Type II.	Sale of land and construction of a building where title of the land is transferred upon completion of the construction of the building
Type III.	Sale of land and construction of a building where the title of land is transferred at the beginning and prior to the commencement of the construction of the building
Type IV.	Sale of land and completed building where the Company does not provide construction activities
Type I.	Sale of land separately

The Company sells parcels of land separately to customers without constructing a building and recognizes revenue at a point in time when control of the land is transferred to the customer upon transfer of the legal title when final payment is made by the customer. No significant continuing involvements or obligations exist after the closing date. These transactions are considered as a part of the Company’s ordinary real estate disposition activities as it seeks to reinvest capital into higher-yielding development opportunities.

Type II.	Sale of land and construction of a building where title of the land is transferred upon completion of the construction of the building

The Company sells land and a completed building together upon completion of construction of the building. As the title and possession of the land and the completed building do not transfer to the customer until the completion of the construction of the building and the final payment is made by the customer, the control of the land and the building does not transfer to the customer during the construction of the building. The Company recognizes revenue for the sale of the land and building at a point in time upon final payment by the customer and transfer of the legal title to the customer when the construction is completed. The duration of the construction contracts is generally up to one year for smaller project and up to three years for larger projects.

Type III.	Sale of land and construction of a building where the title of land is transferred at the beginning and prior to the commencement of the construction of the building

The Company sells land to the customer at the beginning and prior to the commencement of the construction of the building and subsequently performs the construction of the building on the customer’s land. The Company recognizes revenue from the sale of land at the sales price stipulated in the Land Sales Contract at a point in time when control of the land is transferred to the customer upon transfer of the legal title when final payment is made by the customer.

For the construction of the building, the Company recognizes revenue over time since the customer controls the building being constructed throughout the construction process, and there is a continuous transfer of control from the Company to the customer when the construction occurs on the customer’s land. Historically, up to June 30, 2025, the Company applied seven milestones - output method - based on the timing of performance obligations that the Company satisfied over time to recognize revenue. This method reflected a standardized process for construction under the current construction regulations of the Japanese government regarding the overall construction process. In determining the percentages of total revenue that corresponds to each milestone completed, the Company applied the estimated days to complete the milestone to the total estimated days to complete the construction project, and the number of days expected to achieve each milestone correlates to the construction costs. During fiscal year 2025, the Company concluded that the use of this methodology was an error as it was not consistent with the applicable guidance under U.S. GAAP as it did not faithfully measure the value to the customer of goods or services transferred to date relative to the remaining goods or services promised under the contract to measure its progress. Accordingly, at June 30, 2025 the Company recognized revenue on all contracts in this category that had commenced and were not completed based on the costs incurred compared to the estimated total costs - input method - and will use this method prospectively.

The Company does not have cost information at the end of the prior periods to determine the difference between the output method that was used and the input method that should have been used. However, the Company was able to perform an analysis of the potential impact of the difference between the output and input methods taking into consideration the differences in the two methods that existed at June 30, 2025 and using that information to extrapolate the potential error. Based on this analysis the Company concluded that the potential difference would not be material to the financial statements for any period presented. This analysis is consistent with the relatively small amount of revenue that is recognized over time and the Company’s view that the estimated costs to complete each milestone are generally consistent with the costs that would have been incurred.

Type IV.	Sale of land and completed building where the Company does not provide construction activities

The Company occasionally purchases land and a completed building to which the Company makes renovations before re-selling them to customers. The Company recognizes revenue at the sales prices stipulated in the sales contracts for the land and the building at a point in time when control of the land and the building is transferred upon transfer of the legal title when the final payment is made by the customer.

Sales and broker commissions are incremental costs incurred to obtain a contract with a customer that would not have been incurred if the contract had not been obtained. Sales and broker commissions are expensed when incurred as amortization period would be one year or less. Advertising costs are the costs to obtain a contract that would have been incurred regardless of whether the contract was obtained and are expensed when incurred. Sales and broker commissions and advertising costs are recorded as selling, general, and administrative expenses presented in the Company’s consolidated statements of comprehensive income.

The Company issues a standard industry warranty against defects for a period of 10 years for its single-family homes and condominiums. This assurance type warranty against defects is not a performance obligation since it exists to protect customers from the risk of purchasing defective products and is not an additional service provided to the customer.

The remaining sources of revenue, which consist of income from hotels, leasing, commission, property management, and other miscellaneous revenue, are deemed insignificant as a percentage of total revenue or operating profits.

Contract Assets and Contract Liabilities

Contract assets represent the Company’s right to an amount of consideration in exchange for goods or services that the Company transferred to a customer when that right is conditional on something other than the passage of time.

Contract liabilities represent obligations to transfer goods or services to a customer for which the Company has received consideration, or for which an amount of consideration is due from the customer. Refer to Note 4. CONTRACT ASSETS AND CONTRACT LIABILITIES for detail.

Disaggregation of Revenue by Major Revenue Stream

Revenue is disaggregated by the major revenue streams from the four types of real estate sales and other revenue. The Company’s revenue disaggregated by revenue streams for the fiscal years ended June 30, 2025, 2024, and 2023 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Type I	¥4,868,494	¥7,522,291	¥6,038,051
Type II	7,860,724	5,791,517	5,569,555
Type III.a. land only	3,089,207	1,924,423	3,543,745
Type III.b. construction only (over time)	1,033,051	1,376,455	1,367,469
Type IV	1,455,933	1,872,388	579,488
Other revenue	535,254	463,609	316,940
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

Other Revenue

The Company generates other revenue, which includes income from hotels, leasing, commission, property management, and other miscellaneous sources. The primary components of other revenue for the fiscal years ended June 30, 2025, 2024, and 2023 were as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Hotels	¥320,799	231,580	101,809
Leasing	48,537	57,834	61,803
Commission	99,457	100,855	101,325
Property management	55,422	58,991	36,516
Other	11,039	14,349	15,487
Other revenue	¥535,254	¥463,609	¥316,940

Disaggregation of Revenue by Timing of Revenue Recognition

The Company recognizes revenue either at a point in time or over time depending on how performance obligations are satisfied. The Company’s revenue, disaggregated by timing of revenue recognition for the fiscal years ended June 30, 2025, 2024, and 2023 was as follows (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Point in time	¥17,705,652	¥17,574,228	¥16,047,779
Over time	1,137,011	1,376,455	1,367,469
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

Foreign Operations

The Company’s reporting and functional currency is the Japanese yen. The functional currency of the Company’s wholly owned subsidiary, Real Vision, is the Japanese yen, whereas the functional currency of LRE Dallas and LRE Cayman is the United States dollar. The functional currency of LRE HK is the Hong Kong Dollar. The functional currency of the Company’s wholly owned subsidiary, LRE Management, is the Japanese yen. Assets and liabilities are translated using the fiscal year end foreign exchange rate, and income and expenses are translated using the weighted average exchange rate for the period. Foreign currency translation adjustments related to the financial statements of foreign subsidiaries, net of related income tax effects, are credited or charged directly to the foreign currency translation adjustment account, a component of accumulated other comprehensive gain (loss). The tax effects related to the foreign currency translation of financial statements of the consolidated subsidiaries and VIEs are not recognized unless it is apparent that the temporary differences will reverse in the foreseeable future. Monetary assets and liabilities denominated in currencies other than the functional currency are remeasured into the functional currency of the respective entity at the fiscal year-end foreign exchange rate, and gains and losses resulting from such remeasurement are included in foreign exchange gain (loss). Foreign currency denominated income and expenses are remeasured using the average exchange rate for the period. The effects of translation and remeasurement related to foreign currency transactions are recorded in the statements of comprehensive income.

Emerging Growth Company Status

The Company is an emerging growth company, as defined in the Jumpstart Our Business Startups Act of 2012 (the “JOBS Act”). Under the JOBS Act, emerging growth companies can delay adopting new or revised accounting standards issued subsequent to the enactment of the JOBS Act until such time as those standards apply to private companies. The Company has elected to use this extended transition period for complying with new or revised accounting standards that have different effective dates for public and private companies until the earlier of the date that it (i) is no longer an emerging growth company or (ii) affirmatively and irrevocably opts out of the extended transition period provided in the JOBS Act. As a result, these financial statements may not be comparable to companies that comply with the new or revised accounting pronouncements as of public company effective dates.

Concentration of Credit Risk and Significant Vendors

Financial instruments that potentially subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash and cash equivalents at high-quality and accredited financial institutions. Generally, these deposits may be redeemed upon demand and, therefore, bear minimal risk. The Company has not experienced any losses of such amounts and management believes it is not exposed to any significant credit risk beyond the normal credit risk associated with its cash and cash equivalents.

Revenue of ¥2,040,000 thousand from one customer accounted for 10% or more of the Company’s total revenue for the fiscal years ended June 30, 2025. No single customer accounted for 10% or more of the Company’s total revenue for the fiscal years ended June 30, 2024. Revenue of ¥1,753,638 thousand, as restated, from one customer accounted for 10% or more of the Company’s total revenue for the fiscal year ended June 30, 2023. The Company’s accounts receivable was nil from the customers as of June 30, 2025.

No single contractor accounted for approximately 10% of the Company’s total cost of sales for the fiscal year ended June 30, 2025. One contractor accounted for approximately 10% of the Company’s total cost of sales for the fiscal year ended June 30, 2024. No single contractor accounted for 10% or more of the Company’s total cost of sales for the fiscal year ended June 30, 2023.

Segment Reporting

Operating segments are determined in accordance with ASC Topic 280, Segment Reporting, and defined as components of an enterprise for which separate financial information is available that is evaluated regularly by the chief operating decision-makers (“CODMs”) in deciding how to allocate resources and in assessing performance. The Company’s CODMs has been identified as the Chief Executive Officer, who primarily evaluate performance based on the number of single-family homes or condominiums closed, average sale price, and financial results. Segment profitability is measured by net and comprehensive income.

The Company’s primary and sole operating segment is real estate sales, with the balance of revenue categorized under real estate sales.

The Company primarily operates in Japan and the revenue is primarily generated in Japan, which is the only geographic reportable segment.

The table below shows revenue from external customers for each product the Company offers for the fiscal years ended June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Single family home	¥7,043,336	¥6,698,836	¥9,898,556
Condominium	6,677,016	11,788,238	7,199,752
Hotel	4,587,057	—	—
Other revenue	535,254	463,609	316,940
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

The table below shows revenue from external customers in Japan and all foreign countries for the fiscal years ended June 30, 2025, 2024, and 2023 (in thousands):

	For the Fiscal Years Ended June 30,
	2025	2024	2023
			(as restated)
Japan	¥18,829,625	¥18,931,809	¥17,402,901
All foreign countries	13,038	18,874	12,347
Total revenue	¥18,842,663	¥18,950,683	¥17,415,248

The table below shows long-lived assets, which consist of property and equipment, intangible assets, and right-of-use assets for operating and finance leases, located in Japan and all foreign countries as of June 30, 2025 and 2024 (in thousands):

	June 30,
	2025	2024
Japan	¥6,188,067	¥5,146,695
All foreign countries	464,496	511,157
Total	¥6,652,563	¥5,657,852

Noncontrolling Interest

The Company’s noncontrolling interests reflect consolidation effects of LRE Cayman and LRE Management. Losses attributable to these noncontrolling interests are presented in the consolidated statements of comprehensive income as net loss attributable to the noncontrolling interests.

Cash and Cash Equivalents and Concentration of Credit Risk

Cash and cash equivalents are defined as cash on hand, demand deposits with financial institutions, and short-term liquid investments with an initial maturity date of less than three months. The Company’s cash and cash equivalents accounts may exceed Japanese government insured limits, up to ¥10,000 thousand, from time to time and could be negatively impacted if the underlying financial institutions fail or are subject to other adverse conditions in the financial markets. To date, the Company has experienced no loss or diminished access to cash in its demand deposit accounts.

Accounts Receivable, Net

The Company’s accounts receivable consists primarily of receivables from general contractors and subcontractors, and receivables resulting from the implementation of Accounting Standards Codification 606, Revenue from Contracts with Customers (“ASC 606”). The balance is presented net of an allowance for expected credit losses (i.e., doubtful accounts). The Company monitors the financial condition of its contractors and records provisions for estimated credit losses on receivables when it believes contractors are unable to make their required payments based on factors such as delinquencies and aging trends. The allowance for expected credit losses is the Company’s best estimate of the amount of probable credit losses incurred related to existing accounts receivable.

Real Estate Inventory

Inventories consist of raw entitled land, finished lots, and construction in process (“CIP”), including capitalized interest. Inventory is stated at cost unless the carrying amount is determined not to be recoverable, in which case the affected inventory is written down to fair value. Inventories include the costs of direct land acquisition, land development, construction, capitalized interest, real estate taxes, and direct overhead costs incurred related to land acquisition and development and single-family home and condominium construction. Indirect overhead costs are charged to selling, general, and administrative expenses as incurred. Land and development costs are typically allocated to individual lots on a pro rata basis based on the number of lots in the development, and the costs of lots are transferred to construction work in progress when construction begins. Sold units are expensed on a specific identification basis as cost of contract revenue earned. Cost of contract revenue earned for single-family homes and condominiums closed includes the specific construction costs of each single-family home or condominium and all applicable land acquisition, land development, and related costs allocated to each residential lot. Inventories are carried at the lower of accumulated cost or net realizable value.

Land, development, and other project costs, including interest and property taxes incurred during development and home construction, net of expected reimbursable development costs, are capitalized to real estate inventory. Land development and other common costs that benefit the entire community, including field construction supervision and related direct overhead, are allocated to individual lots or homes, as appropriate. The costs of lots are transferred to homes in progress when home construction begins. Home construction costs and related carrying charges are allocated to the cost of individual homes using the specific identification method. Costs that are not specifically identifiable to a home are allocated on a pro rata basis, which the Company believes approximate the costs that would be determined using an allocation method based on relative sales values since the individual lots or homes within a community are similar in value. Inventory costs for completed homes are expensed to cost of sales as homes are closed. Changes to estimated total development costs subsequent to initial home closings in a community are generally allocated to the remaining unsold lots and homes in the community on a pro rata basis.

When evidence exists that the net realizable value of inventory is lower than its cost, the difference is recognized as an impairment loss in the period in which it occurs. The Company looks for instances where sale prices for a single-family home or condominium in backlog or potential sale prices for a future sold single-family home or condominium would be at a level that results in a negative gross margin. Impairment losses of ¥6,013 thousand, nil, and nil were recognized in the fiscal years ended June 30, 2025, 2024, and 2023, respectively.

Capitalized Interest

Interest and other financing costs are capitalized as cost of inventory during community development and home construction activities, in accordance with ASC Topic 835, Interest and expensed in cost of sales as homes in the community are closed. To the extent the debt exceeds qualified assets, a portion of the interest incurred is expensed.

Impairment of Long-Lived Assets

Long-lived assets, such as property and equipment and finite-lived intangible assets are reviewed for impairment whenever events and circumstances indicate that the carrying amount of an asset may not be recoverable. If circumstances require a long-lived asset or asset group to be tested for impairment, the Company first compares undiscounted cash flows expected to be generated by that asset or asset group to its carrying amount. If the carrying amount of the long-lived asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment is recognized to the extent that the carrying amount exceeds its fair value. In making these determinations, the Company uses certain assumptions, including, but not limited to: (i) estimated fair value of the assets; and (ii) estimated, undiscounted future cash flows expected to be generated by these assets, which are based on additional assumptions such as asset utilization, length of service, the asset will be used in the Company’s operations, and (iii) estimated residual values. Fair value is determined using various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Impairment losses of ¥14,741 thousand were recognized on land as the carrying amount were determined to exceed fair value during the fiscal year ended June 30, 2025. There were no events or circumstances identified during the fiscal years ended June 30, 2024 and 2023 that required the Company to perform a quantitative impairment assessment. The Company’s assumptions about future conditions important to its assessment of potential impairment of its long-lived assets are subject to uncertainty, and the Company will continue to monitor these conditions in future periods as new information becomes available.

Investment at cost

The equity method is generally used to account for equity investments over which significant influence, but not majority equity interest or control, is exerted in an investee company. Generally, the accompanying shareholding is between 20% and 50% of the voting rights. The share of earnings or losses of the investee are recognized in the consolidated statements of comprehensive income. The Company did not have any investment that would be accounted for under the equity method in the fiscal years ended June 30, 2025 and 2024.

Investments in equity securities in which the Company does not have significant influence, and for which there is not a readily determinable fair value, are recorded at cost, minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments in the same issuer.

When the Company evaluates whether these equity securities without readily determinable fair values are impaired, the Company evaluates first whether an event or change in circumstances has occurred in the period that may have a significant adverse effect on the fair value of the securities (an impairment indicator).

The Company uses such impairment indicators as follows:

1)	a significant deterioration in the earnings performance or business prospects of the investee;
2)	a significant adverse change in the regulatory, economic, or technological environment of the investee;
3)	a significant adverse change in the general market condition of either the geographic area or the industry in which the investee operates; and
4)	a recent example of the new issuance of a security, in which the issue price is less than its cost.

The Company estimates the fair value of the equity securities without readily determinable fair values when an impairment indicator is present. The fair value is determined by considering various unobservable inputs which are available to the Company, including expectation of future income of the investees, net asset value of the investees, and material unrealized losses to be considered in assets and liabilities held by the investees. The Company recognizes impairment of equity securities without readily determinable fair values when the fair value is below the carrying amount and the decline in fair value is considered to be other-than-temporary.

The carrying amount of equity securities without readily determinable fair values is recorded at cost as fair value is not readily determinable. The investment at cost amount was ¥122,101 thousand and ¥46,394 thousand as of June 30, 2025 and 2024, respectively. The Company recognized impairment losses of ¥23,509 thousand and nil in the fiscal years ended June 30, 2025 and 2024, respectively. The Company did not recognize any upward or downward adjustments resulting from observable price changes during these periods.

Warranty Reserve

Future direct warranty costs are accrued and charged to cost of sales in the period when the related home is closed. The Company provides a limited warranty for its single-family homes and condominiums for a period of 10 years. The Company’s standard warranty requires the Company or its subcontractors to repair or replace defective construction during such warranty period at no cost to the homebuyer. At the time a home is sold, the Company records an estimate of warranty expense based on historical warranty costs. An analysis of the warranty reserve is performed periodically to ensure the adequacy of the reserve. The warranty reserve was ¥28,783 thousand and ¥32,746 as of June 30, 2025 and 2024, respectively, and was included in accrued expenses and other current liabilities on the consolidated balance sheets.

Cost of Sales

Cost of sales includes the lot purchase costs and demolition costs associated with each lot, construction costs of each home, capitalized interest, building permits and other local municipality related costs, internal and external realtor commissions, and warranty costs (both incurred and estimated to be incurred). Land, development, and other allocated costs, including interest and property taxes, incurred during development and construction are capitalized and expensed to cost of sales when the sale of a single-family home or condominium is closed, and revenue is recognized.

Selling and Commission Costs

Sales and broker commissions are expensed when incurred as amortization period would be one year or less in accordance with ASC 340-40-25-4. Sales and broker commissions were ¥132,994 thousand, ¥67,723 thousand, and ¥133,414 thousand recorded as selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income for the fiscal years ended June 30, 2025, 2024, and 2023, respectively. Other selling costs are expensed in the period incurred.

Advertising Costs

Advertising costs are expensed as incurred. Advertising costs were ¥52,900 thousand, ¥25,812 thousand, and ¥30,507 thousand recorded as selling, general and administrative expenses in the Consolidated Statements of Comprehensive Income for the fiscal years ended June 30, 2025, 2024, and 2023, respectively.

Income Taxes

Income taxes are computed in accordance with the provision of ASC Topic, 740, Income Taxes. Income taxes are accounted for on the asset and liability method. Under this method, deferred tax assets and liabilities are recognized for all future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax basis and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

The Company recognizes deferred tax assets to the extent that these assets are believed to be more likely than not to be realized. Valuation allowances are established when necessary to reduce deferred tax assets to the amounts that are more likely than not expected to be realized. In making such a determination, all available positive and negative evidence is considered, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning strategies, and results of recent operations.

An uncertain tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. Penalties and interest incurred related to underpayment of income tax are recognized as a component of selling, general, and administrative expenses in the consolidated statements of comprehensive income, if applicable. The Company did not have any uncertain tax benefits, interest or penalties associated with uncertain tax benefits that have been accrued or recognized as of and for the fiscal years ended June 30, 2025, 2024, and 2023.

Earnings Per Share

In accordance with ASC 260-10, Earnings Per Share, basic earnings per share is based on the weighted average number of ordinary shares outstanding. Diluted earnings per share is based on the weighted average number of ordinary shares and dilutive securities outstanding.

Recently Announced Accounting Standards

New Accounting Pronouncements Recently Adopted

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280)-Improvements to Reportable Segment Disclosures, which improves reportable segment disclosure requirements, primarily through enhanced disclosures about segment expenses. In addition, the standard enhances interim disclosure requirements, clarify circumstances in which an entity can disclose multiple segment measures of profit or loss, provide new segment disclosure requirements for entities with a single reportable segment, and contain other disclosure requirements. This standard is effective for public entities fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted this standard on July 1, 2024, but it did not have a material effect on its consolidated financial statements.

New Accounting Pronouncements Not Yet Effective

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which establishes new income tax disclosure requirements in addition to modifying and eliminating certain existing requirements. Under the new guidance, entities must consistently categorize and provide greater disaggregation of information in the rate reconciliation. Income taxes paid also must be further disaggregated. This standard is effective for annual reporting periods beginning after December 15, 2024 for public business entities. Entities other than public business entities have an additional year to adopt it. Early adoption is permitted. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses, which requires disaggregated disclosure of income statement expenses for public business entities. The standard does not change the expense captions an entity presents on the face of the income statement; rather, it requires disaggregation of certain expense captions into specified categories in disclosures within the footnotes to the financial statements. In January 2025, the FASB issued ASU 2025-01, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (SUBTOPIC 220-40): Clarifying The Effective Date, which revises the effective date of ASU 2024-03. This standard is effective for all public business entities for fiscal years beginning after December 15, 2026, and interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The Company is currently evaluating the impact of adoption of the new standard on its consolidated financial statements.

The Company has reviewed all other recently issued accounting pronouncements and concluded that they were either not applicable or not expected to have a material impact on the Company’s financial statements.